Deferred tax assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred tax assets

14.	Deferred tax assets

	Accelerated tax depreciation	Losses available for offsetting against future taxable profits	Right-of-use assets	Lease liabilities	Total
	HK$	HK$	HK$	HK$	HK$

At January 1, 2024	1,966,254	1,182,688	(11,239,859)	12,254,755	4,163,838

Deferred tax credited to consolidated statements of profit or loss during the year	4,397,749	299,731	1,083,330	(975,719)	4,805,091

At December 31, 2024	6,364,003	1,482,419	(10,156,529)	11,279,036	8,968,929

Deferred tax charged to consolidated statements of profit or loss during the year	21,165	(824,575)	2,837,872	(3,346,746)	(1,312,284)

At December 31, 2025	6,385,168	657,844	(7,318,657)	7,932,290	7,656,645
At December 31, 2025 (US$)	820,368	84,520	(940,303)	1,019,142	983,727

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023